Cover	Jul. 27, 2026
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	BOA Acquisition Corp. II
Entity Central Index Key	0002080216
Entity Primary SIC Number	6770
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	2600 Virginia Ave NW
Entity Address, Address Line Two	Suite T23 Management Office
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20037
Entity Phone Fax Numbers [Line Items]
City Area Code	888
Local Phone Number	211-3261
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Benjamin A. Friedman
Entity Address, Address Line One	2600 Virginia Ave NW
Entity Address, Address Line Two	Suite T23 Management Office
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20037
Entity Phone Fax Numbers [Line Items]
City Area Code	888
Local Phone Number	211-3261